CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(a) Acquisition of subsidiary:
Working capital (Cash and cash equivalent excluded)	$ 0	$ (334)	$ 0
Property and equipment	0	(1,239)	0
Intangible assets	0	(2,098)	0
Goodwill	0	(6,070)	0
Deferred taxes	0	714	0
Payables for acquisition of investments in subsidiaries	0	496	0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	0	(8,531)	0
(b) Distribution as a dividend in kind of previously consolidated subsidiary:
Working capital (excluding cash and cash equivalents)	0	(5,443)	0
Property and equipment	0	7,048	0
Goodwill and other intangible assets	0	15,883	0
Other long term liabilities	0	(1,781)	0
Non-controlling interest	0	373	0
Accumulated other comprehensive loss	0	(213)	0
Dividend in kind	0	(17,737)	0
Distributions Paid In Kind Subsidiary	0	(1,870)	0
(c) Non-cash investing activity:
Purchase of property and equipment	61	48	378
(d) Supplemental disclosure of cash flow activity:
Interest	224	567	640
Income taxes	$ 540	$ 20	$ 27